Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other (Income) Expense, Net [Table Text Block]
Other expense, net consists of the following:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Transformation costs	$22	$25	$18
Integration costs	18	—	—
Loss on KRW option contract	10	—	—
Provision for losses on recoverable taxes	8	—	—
Loss on asset contribution	3	—	14
Gain on sale of joint venture interest	(2)	(5)	(19)
UK Administration recovery	—	(2)	—
Impairment of equity investment in VTYC	—	—	5
	$59	$18	$18